Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014		Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			$ (1,373)		$ (911)
Other comprehensive income (loss), before reclassifications			97		(185)
Amounts reclassified from other comprehensive income (loss)	(1)	(2)	(6)		24
Other comprehensive income (loss)			91	[1]	(161)	[1]
Ending balance	(1,282)	(1,072)	(1,282)		(1,072)
Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			49		(41)
Other comprehensive income (loss), before reclassifications			(92)		77
Amounts reclassified from other comprehensive income (loss)			(31)		(7)
Other comprehensive income (loss)			(123)	[1]	70	[1]
Ending balance	(74)	29	(74)		29
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(826)		(810)
Other comprehensive income (loss), before reclassifications			(11)		14
Amounts reclassified from other comprehensive income (loss)			25		32
Other comprehensive income (loss)			14	[1]	46	[1]
Ending balance	(812)	(764)	(812)		(764)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(574)		(70)
Other comprehensive income (loss), before reclassifications			201		(265)
Other comprehensive income (loss)			201	[1]	(265)	[1]
Ending balance	(373)	(335)	(373)		(335)
Gain (Loss) on Available For Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance					2
Amounts reclassified from other comprehensive income (loss)					(1)
Other comprehensive income (loss)					(1)	[1]
Ending balance		1			1
Share of Other Comprehensive Income of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(22)		8
Other comprehensive income (loss), before reclassifications			(1)		(11)
Other comprehensive income (loss)			(1)	[1]	(11)	[1]
Ending balance	$ (23)	$ (3)	$ (23)		$ (3)

[1]	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of nil and $(21) million for the three months ended June 30, 2014 and 2013, and nil and $(31) for the six months ended June 30, 2014 and 2013, respectively.